TAXATION	12 Months Ended
Dec. 31, 2016
TAXATION

17. TAXATION

Cayman Islands and British Virgin Islands

Under the current tax laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2014, 2015 and 2016. Therefore, no Hong Kong profit tax has been provided for in the years presented.

Singapore

The Group’s subsidiaries in Singapore did not have assessable profits that were derived in Singapore during the years ended December 31, 2014, 2015 and 2016. Therefore, no Singapore income tax has been provided for in the years presented.

The PRC

The Group’s subsidiaries and VIE subsidiaries in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which went into effect as of January 1, 2008. The Group’s subsidiaries and VIE subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. However, the subsidiaries that are located in the Pudong New District of Shanghai enjoy five-year transitional EIT rates, which refer to the phase-in rates of 18%, 20%, 22%, 24% and 25% for the 5 years period from 2008 to 2012 and the subsidiaries that hold a “High and New Technology Enterprise” (“HNTE”) qualification are subject to a 15% preferential EIT rate.

In November 2008, Shanghai IT received approval from certain government authorities to be qualified as a HNTE. This approval entitles Shanghai IT to enjoy a 15% preferential EIT rate during the period from 2008 to 2010. The HNTE qualification is valid for three years and every qualified HNTE company is required to re-apply for it in the three years after receiving approval. In October 2014, Shanghai IT renewed its HNTE qualification and obtained approval in 2015, which entitles Shanghai IT to enjoy a preferential EIT rate of 15% during the period from 2014 to 2016. Total tax savings of Shanghai IT were nil for the years ended December 31, 2014, 2015 and 2016, respectively.

United States

The Group’s subsidiaries in the U.S. are registered in the state of California and are subject to U.S. federal corporate marginal income tax rate of 34% and state income tax rate of 0.23%, respectively.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense	—	—	—	—
China	—	—	—	—
Other jurisdictions	—	—	—	—
Deferred taxation	(21,011,979)	6,324,015	24,295,298	3,499,251
China	(62,051,840)	(31,447,143)	(22,553,453)	(3,248,373)
Other jurisdictions	41,039,861	37,771,158	46,848,751	6,747,624
Change in valuation allowance	21,011,979	(6,324,015)	(30,374,580)	(4,374,850)
China	62,051,840	31,447,143	22,553,453	3,248,373
Other jurisdictions	(41,039,861)	(37,771,158)	(52,928,033)	(7,623,223)

Income tax (expense) benefit	—	—	(6,079,282)	(875,599)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2014	For the year ended December 31, 2015	For the year ended December 31, 2016

PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	10%	(1%)	(4%)
Effect of future tax rate change	(1%)	(1%)	(1%)
Change of prior year deferred tax assets	(0%)	(1%)	(1%)
Change of valuation allowance	(16%)	(2%)	(13%)
(Income) not subject to tax and non-deductible expenses, net	2%	(1%)	0%
Effect of expired net operating loss	(20%)	(19%)	(6%)

Effective EIT rate	0%	0%	0%

Significant components of deferred tax assets

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	3,285,994	3,040,257	437,889
Temporary differences related to provision for advances to suppliers	888,961	533,377	76,822
Temporary differences related to provision for doubtful accounts	1,510,153	1,559,187	224,570
Other	5,900,763	8,142,650	1,172,786
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	12,728,642	32,411,960	4,668,293
Startup expenses and advertising fee	26,010,125	20,122,650	2,898,264
Temporary differences related to research and development credits	1,045,470	1,117,823	161,000
Temporary differences related to equity investment	1,531,567	1,629,449	234,689
Foreign tax credits	16,039,192	17,149,210	2,470,000
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	720,150
Tax loss carry forwards	505,784,660	519,393,542	74,808,230

Total deferred tax assets	579,725,527	610,100,105	87,872,693

Less: Valuation allowance	(579,725,527)	(610,100,105)	(87,872,693)

Total deferred tax assets	—	—	—

Significant components of deferred tax liabilities

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,690,705	—	—

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2016
	RMB	RMB	US$
			(Note 3)
Balance at January 1	561,922,818	579,725,527	83,497,844
Increase (decrease) in valuation allowance	17,802,709	30,374,578	4,374,849

Balance at December 31	579,725,527	610,100,105	87,872,693

For the years ended December 31, 2015 and 2016, a reversal of valuation allowance and an increase of valuation allowance of approximately RMB17.8 million and RMB30.4 million (US$4.4 million) was provided respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not to be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring as unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

As of December 31, 2016, the Group’s PRC subsidiaries had net operating loss carry forwards of RMB690.1 million, of which RMB301.7 million, RMB192.4 million, RMB 44.6 million, RMB118.2 million and RMB 33.2 million will expire in 2017, 2018, 2019, 2020 and 2021, respectively. The Group has provided a full valuation allowance as it is not more likely than not that the net operating losses can be utilized before expiry.

As of December 31, 2016, Red 5 had net operating loss carry forwards for federal and state income tax purposes of approximately US$134.6 million and US$68.7 million, respectively, which will begin to expire in 2027 and 2017, respectively. Red 5 also had credits for increasing research activities available to offset future federal and state taxes payable of approximately US$0.1 million and US$0.1 million, respectively, that will begin to expire in 2026 for federal purposes and which have no expiration for state purposes. Red 5 had foreign tax credits for federal purposes of approximately US$2.5 million, which begin to expire in 2017. Pursuant to US tax laws and regulations, the utilization of an acquired entity’s net operation losses and credits are subject to annual limitation computed based on the fair value of the acquired entity. As a result of the limitation, the Group provided a full valuation allowance as it is not more likely than not that the net operating losses and credits carried forward can be utilized before expiration.

In accordance with the Enterprise Income Tax Law (“EIT Law”), dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned after December 31, 2007 from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries have been provided as of December 31, 2014, 2015 and 2016.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIEs because these entities do not have any accumulated earnings as of December 31, 2014, 2015 and 2016.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the tax positions’ technical merits, and measured the unrecognized benefits associated with the tax positions. The Group did not have any unrecognized tax benefits as of December 31, 2014, 2015 and 2016. The Group does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months. For the years ended December 31, 2014, 2015 and 2016, the Group did not have any material interest and penalties associated with its tax positions.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2016, the Group is subject to examination of the PRC tax authorities. Red 5’s federal income tax returns and state income tax returns for 2006 through 2016 are open tax years, subject to examination by the relevant tax authorities.